CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 12,372	$ 19,217
Interest-bearing deposits with the Federal Reserve Bank and Federal Home Loan Bank	19,276	65,293
Money market mutual funds	358	5,346
Federal funds sold	2,094	2,024
Cash and cash equivalents	34,100	91,880
Interest-bearing time deposits with other banks	3,789	4,728
Investments in available-for-sale securities	91,820	56,859
Federal Home Loan Bank stock, at cost	589	660
Loans	235,884	216,553
Less allowance for loan losses	2,594	2,469
Loans, net	233,290	214,084
Premises and equipment, net	824	679
Accrued interest receivable	1,019	964
Other real estate owned	213
Bank owned life insurance	6,520	4,172
Other assets	2,855	3,013
Total assets	375,019	377,039
Deposits:
Demand deposits	92,670	103,778
Savings and NOW deposits	175,268	164,318
Time deposits	72,471	76,681
Total deposits	340,409	344,777
Securities sold under agreements to repurchase	3,569	3,548
Other liabilities	1,604	1,271
Total liabilities	345,582	349,596
Stockholders' equity:
Common stock, no par value; authorized 2,000,000 shares; issued and outstanding 888,724 shares and 888,310 shares, respectively, in 2012 and 876,808 shares and 876,394 shares, respectively, in 2011	9,901	9,620
Retained earnings	9,819	8,360
Treasury stock, 414 shares at December 31, 2012 and 2011	(7)	(7)
Unearned compensation restricted stock awards	(368)	(199)
Accumulated other comprehensive income	1,128	717
Total stockholders' equity	29,437	27,443
Total liabilities and stockholders' equity	375,019	377,039
Series C Preferred stock, senior non-cumulative perpetual
Stockholders' equity:
Preferred stock, senior non-cumulative perpetual, Series C, no par; 9,000 shares issued and outstanding at December 31, 2012 and 2011; liquidation value of $1,000 per share	$ 8,964	$ 8,952